UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22185
                                                     ---------

                                 IndexIQ Trust
               (Exact name of registrant as specified in charter)
               --------------------------------------------------

                       800 Westchester Ave., Suite S-710
                              Rye Brook, NY 10573
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                 Adam S. Patti
                              IndexIQ Advisors LLC
                       800 Westchester Ave., Suite S-710
                              Rye Brook, NY 10573
              ---------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-934-0777
                                                           --------------

                       Date of fiscal year end: April 30
                                                --------

               Date of reporting period: July 1, 2013 - June 30, 2014
                                         ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22185
Reporting Period: 07/01/2013 - 06/30/2014
IndexIQ Trust









========================= IQ Alpha Hedge Strategy Fund =========================


WISDOMTREE TRUST

Ticker:                      Security ID:  97717W133
Meeting Date: MAR 11, 2014   Meeting Type: Special
Record Date:  JAN 16, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David G. Chrencik        For       For          Management
1.2   Elect Director Joel H. Goldberg         For       For          Management
1.3   Elect Director Melinda A. Raso Kirstein For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant IndexIQ Trust
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By (Signature and Title)* /s/ Adam S. Patti
                         -------------------------------------------------------
                         Adam S. Patti
                         Principal Executive Officer



Date 8/18/14
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*Print the name and title of each signing officer under his or her signature.